SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
6. SEGMENTAL INFORMATION

We have not presented segmental information as we consider that we operate in one reportable segment, the LNG market. During 2013, 2012 and 2011, our fleet operated under time charters and in particular with six charterers, Petrobras, Dubai Supply Authority ("DUSUP"), Pertamina, PT Nusantara Regas ("PTNR"), BG Group plc and Eni S.p.A. Petrobras is a Brazilian energy company. DUSUP is a government entity which is the sole supplier of natural gas to the Emirates.  Pertamina is the state-owned oil and gas company of Indonesia. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. BG Group plc is headquartered in the United Kingdom. Eni S.p.A is an integrated energy company headquartered in Italy. In time charters, the charterer, not us, controls the choice of which routes our vessel will serve. These routes can be worldwide as determined by the charterers except for our FSRUs which operate at specific locations where the charterers are based. Accordingly, our management, including the chief operating decision maker, does not evaluate our performance either according to customer or geographical region.

In the years ended December 31, 2013, 2012 and 2011, revenues from the following customers accounted for over 10% of our consolidated and combined revenues:

(in thousands of $)	2013		2012		2011
Petrobras	85,899	26%	92,952	32%	93,741	41%
DUSUP	48,029	15%	48,328	17%	47,054	21%
Pertamina	37,302	11%	37,300	13%	37,829	17%
BG Group plc	66,341	20%	66,148	23%	25,101	11%
PTNR	65,478	20%	41,902	15%	—	—%
Gas Natural Aprovisionamientos SDG S.A.	—	—%	—	—%	21,474	10%

Geographic segment data
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	2013	2012	2011

Brazil	85,899	92,952	93,741
United Arab Emirates	48,029	48,328	47,054
Indonesia	65,478	41,902	—

Fixed assets	2013	2012

Brazil	413,967	379,061
United Arab Emirates	142,757	153,097
Indonesia	233,734	247,942